North Haven Private Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Investment	Geographic	Acquisition	Cost
	Strategy	Region	Date	Basis	Fair Value
Private Equity Investments (88.02%)
Co-Investments (18.08%)
1315 Capital CPI Co-Invest, L.P. * (a)	Buyout	North America	12/18/2025	$4,532,274	$4,509,009
Aviation Services Investors, LLC * (a) (b)	Buyout	North America	5/21/2026	10,000,000	10,000,000
Axcel Co-Invest (IGI-V), L.P. * (a) (b)	Buyout	North America	3/31/2026	4,573,243	4,573,243
Coalesce Veritas Coinvest, L.P. * (a) (b)	Buyout	North America	12/3/2025	2,207,333	2,201,389
DoiT Acquisition Fund, L.P. * (a) (b)	Buyout	North America	6/30/2026	—	—
Durational Consumer SPV V, LP * (a)	Buyout	North America	8/27/2025	3,549,000	3,509,032
Fusion Co-Invest IV, L.P. * (a)	Buyout	North America	4/16/2026	7,500,000	7,500,000
GHK RBS Co-Investment Vehicle LP * (a) (b)	Buyout	North America	7/29/2025	4,075,261	7,165,509
GSP HBH Co-Invest Fund-A, L.P * (a)	Buyout	North America	12/12/2025	3,169,991	3,703,091
JFL-Fortress Co-Invest Partners, L.P. * (a) (b)	Buyout	Europe	2/6/2026	3,780,500	3,779,431
Lyric-Pineapple Feeder LP * (a)	Credit	North America	12/5/2025	6,083,996	7,221,358
Marlee Co-invest Feeder Parent, LP * (a)	Buyout	North America	5/2/2025	3,680,510	4,358,495
Menrva Co-investment, L.P. * (a)	Buyout	North America	5/15/2025	3,556,779	4,050,915
Mercury Ultimate Holdings, L.P. * (a)	Buyout	North America	3/20/2026	9,171,616	9,171,616
SCP Chariot, L.P. * (a)	Buyout	North America	1/22/2026	6,052,669	6,001,696
SCP Shield II, L.P. * (a)	Growth Capital	North America	7/25/2025	3,591,495	6,128,177
TCF2 Olipop SPV 1 LP * (a)	Growth Capital	North America	9/2/2025	6,030,000	6,470,604
Upfront Secondary V, L.P. * (a) (b)	Venture Capital	North America	6/30/2026	—	—
Vesey Street Capital Partners Co-Invest Fund VI-A, L.P. * (a)	Buyout	North America	5/6/2025	3,523,333	3,622,927
Total Co-Investments (Cost $85,078,000)				$85,078,000	$93,966,492

Primary Investments (0.61%)
Inverness Graham Investments V-A, L.P. * (a) (b)	Buyout	North America	3/31/2026	805,682	869,575
Springcoast Partners I-A, L.P. * (a) (b)	Growth Capital	North America	12/22/2025	2,054,487	2,305,395
Total Primary Investments (Cost $2,860,169)				$2,860,169	$3,174,970

Secondary Investments (69.33%)
ABRY Partners IX, L.P. (a) (b)	Buyout	North America	1/1/2025	3,155,289	2,839,266
Advent International GPE IX-F, Limited Partnership (a) (b)	Buyout	North America	1/1/2025	4,414,629	4,278,643
Advent International GPE VIII-B Limited Partnership (a)	Buyout	North America	1/1/2025	7,338,606	4,802,608
Advent International GPE VIII-H Limited Partnership (a)	Buyout	North America	6/30/2025	3,974,836	4,380,151
AE Industrial Partners Fund II, LP (a) (b)	Buyout	North America	1/1/2025	3,911,688	5,099,074
Alpha Private Equity Fund 7 (SCA) SICAR (a)	Buyout	Europe	6/30/2025	13,447,026	15,010,401
Apollo Overseas Partners (Lux) IX, SCSp (a) (b)	Buyout	North America	7/1/2025	9,872,652	10,318,375

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED PORTFOLIO INVESTMENTS

North Haven Private Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2026 (unaudited)

	Investment	Geographic	Acquisition	Cost
	Strategy	Region	Date	Basis	Fair Value
Secondary Investments (continued)
Bain Capital Asia Fund IV, L.P. (a) (b)	Buyout	North America	12/31/2024	$1,513,679	$1,448,879
CF24SB SCSp * (a) (b)	Buyout	North America	3/28/2025	1,216,043	1,258,251
Chicago Pacific Founders Fund -A, L.P. * (a) (b)	Buyout	North America	12/31/2025	12,998,304	14,569,126
Chicago Pacific Founders Fund III, L.P. * (a) (b)	Buyout	North America	12/31/2025	15,987,703	18,837,942
Chicago Pacific Founders Healthcare Real Estate Fund III Feeder, L.P. * (a)	Real Estate	North America	12/31/2025	4,605,887	6,227,368
Chicago Pacific Vision Partners, LLC * (a)	Buyout	North America	12/31/2025	4,238,134	4,644,793
Cortec Group Fund VII, L.P. * (a) (b)	Buyout	North America	1/1/2025	3,428,565	3,941,426
Genstar Capital Partners IX, L.P. (a) (b)	Buyout	North America	1/1/2025	6,881,067	7,318,079
GPS Co-Invest (IGI III), L.P. * (a)	Buyout	North America	9/30/2025	1,952,296	2,570,577
GTCR Fund XII/AB LP (a) (b)	Buyout	North America	1/1/2025	5,243,653	4,538,567
GTCR Oak Fund LP (a) (b)	Buyout	North America	12/8/2025	5,223,360	5,651,199
IK Small Cap II Fund No.1 SCSp * (a)	Buyout	Europe	12/31/2024	648,913	606,095
Inflexion Buyout Fund V (No. 1) Limited Partnership * (a) (b)	Buyout	Europe	12/31/2024	2,783,991	1,769,924
Insight Venture Partners (Cayman) VIII, L.P. (a) (b)	Venture Capital	North America	1/1/2026	7,718,308	9,352,095
Inverness Graham Investments III, L.P. * (a) (b)	Buyout	North America	9/30/2025	5,770,616	8,061,214
Inverness Graham Investments IV, L.P. * (a) (b)	Buyout	North America	9/30/2025	14,618,006	18,288,454
Kelso Investment Associates X, L.P. (a) (b)	Buyout	North America	1/1/2026	11,871,669	12,321,968
Kohlberg TE Investors VIII-B, L.P. * (a) (b)	Buyout	North America	12/31/2025	19,064,377	21,686,874
Marlin Heritage Europe II, L.P. * (a) (b)	Buyout	Europe	3/31/2026	5,282,877	6,645,007
MetLife Investment Private Equity Partners II (Feeder), LP (a) (b)	Buyout	North America	9/30/2025	7,394,628	7,877,708
MLC Private Equity Partners Feeder, L.P. (a) (b)	Buyout	North America	9/30/2025	8,726,794	9,515,154
Oak Hill Capital Partners V (Offshore), L.P. (a) (b)	Buyout	North America	1/1/2026	16,725,886	18,367,909
Pacific Equity Partners Fund VI, L.P. * (a) (b)	Buyout	Asia - Pacific	1/1/2025	3,453,037	3,732,646
Pamlico Capital IV, L.P. * (a) (b)	Buyout	North America	1/1/2025	9,069,510	7,997,925
Platinum Equity Capital Partners IV, L.P. (a) (b)	Buyout	North America	6/30/2025	7,280,403	7,680,818
Redpoint Omega III, L.P. * (a)	Growth Capital	North America	1/1/2025	5,942,035	5,077,638
Sentinel Capital Partners VI, L.P. (a) (b)	Buyout	North America	1/1/2025	3,350,549	2,731,418
SK Capital Partners V-A, L.P. (a) (b)	Buyout	North America	1/1/2025	5,773,016	3,878,775
SkyKnight Capital II CV B, L.P. * (a) (b)	Buyout	North America	9/30/2025	9,898,385	11,464,610
Thoma Bravo Discover Fund III, L.P. * (a) (b)	Buyout	North America	1/1/2025	6,947,568	8,501,005
Warburg Pincus Private Equity XII-E, L.P. * (a)	Buyout	North America	6/30/2025	8,478,300	12,979,650
Waud Capital Partners FIF V, L.P. * (a) (b)	Buyout	North America	12/31/2025	12,597,900	14,797,684

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED PORTFOLIO INVESTMENTS

North Haven Private Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)

June 30, 2026 (unaudited)

	Investment	Geographic	Acquisition	Cost
	Strategy	Region	Date	Basis	Fair Value
Secondary Investments (continued)
Webster Capital IV, L.P. * (a) (b)	Buyout	North America	9/30/2025	$12,894,151	$11,884,885
Webster Equity Partners V, L.P * (a) (b)	Buyout	North America	9/30/2025	27,069,484	30,334,819
WPEF VII Feeder 2 ILP (a) (b)	Buyout	Europe	1/1/2025	6,243,767	6,276,381
WSOF IV Feeder C.V. * (a) (b)	Buyout	Europe	12/10/2025	635,425	659,969
Total Secondary Investments (Cost $329,643,012)				$329,643,012	$360,225,350
Total Private Equity Investments (Cost $417,581,181)				$417,581,181	$457,366,812

	Shares	Fair Value
Short-Term Investments (12.48%)
State Street Institutional US Government Money Market Fund, 3.58%(c)	64,832,337	$64,832,337
Total Short-Term Investments (Cost $64,832,337)		$64,832,337
Total Investments (Cost $482,413,518) (100.50%)		$522,199,149
Other Assets and (Liabilities) ((0.50)%)		(2,615,265)
Net Assets (100.00%)		$519,583,884

*	Non Income Producing Security.
(a)	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of June 30, 2026 was $457,366,812 or 88.02% of net assets.
(b)	The Fund has unfunded commitments to the indicated investment as of June 30, 2026. Total unfunded commitments amount to $67,464,749 as of June 30, 2026.
(c)	The rate shown is the annualized seven-day yield as of June 30, 2026.

Summary of Investments by Type (as a Percentage of Net Assets)

Co-Investments	18.08%
Primary Investments	0.61%
Secondary Investments	69.33%
Short-Term Investments	12.48%
Other Assets and (Liabilities)	(0.50)%
Total Net Assets	100.00%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED PORTFOLIO INVESTMENTS

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2026 (unaudited)

1.	Organization

North Haven Private Assets Fund (the “Fund”) is a recently organized Delaware statutory trust formed on June 28, 2024 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. In addition, for U.S. federal income tax purposes, the Fund has elected to be treated as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), beginning with its taxable year ending September 30, 2025, and expects to continue to qualify as a RIC for each taxable year thereafter. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”).

Morgan Stanley AIP GP LP (the “Adviser”) serves as the Fund’s investment adviser. The Adviser is a limited partnership formed under the laws of the State of Delaware and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an affiliate of Morgan Stanley and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (each member a “Trustee” and, collectively, the “Board”).

The Fund’s investment objective is to seek to provide long-term capital appreciation through a highly curated portfolio of primarily private equity and other private assets (collectively, “private assets”) actively managed by third-party managers (“Financial Sponsors”). The Fund’s exposure to private assets will be focused primarily on private equity and, to a lesser extent, private credit and other private strategies. The Adviser intends to utilize a variety of investment techniques to obtain exposure to private assets, including (i) investments in private funds (“Partnership Interests”) managed by Financial Sponsors via secondary purchases executed by the Adviser (“Secondary Partnership Interests”) or, to a lesser extent, on a primary basis through commitments to recently established funds (“Primary Partnership Interests”) and (ii) investments in operating companies or assets, typically alongside lead Financial Sponsors (“Asset-Specific Transactions”), often (but not exclusively) via co-investment transactions (“Co-Investments”), GP-led Secondaries, or continuation fund opportunities.

The Fund’s investment portfolio will include Secondary and Primary Partnership Interests, Co-Investments and GP-Led Secondaries. The investments in private asset funds managed by various unaffiliated asset managers (“Portfolio Funds”) and special purpose vehicles that the Fund invests in securities issued primarily by private companies.

2.	Fair Valuation Measurements

The Fund values its investments monthly at fair value in accordance with ASC Topic 820-10, Fair Value Measurements (“ASC 820-10”), which defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund has a formal Valuation Policy (the “Valuation Policy”), which has been approved by the Board. Pursuant to Rule 2a-5 of the 1940 Act, the Board designated the Adviser as its Valuation Designee (the “Valuation Designee”) to perform fair value determinations.

All investments are recorded at “fair value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. Investments in Partnership Interests normally do not have readily available market prices.

The Fund uses net asset value (“NAV”) as a practical expedient to determine the fair value of its investments in Partnership Interests. The fair values of the Partnership Interests, determined by the Adviser in accordance with the Valuation Policy, are estimates. These estimates are net of the Partnership Interests’ management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Partnership Interests. Ordinarily, the fair value of a Partnership Interest is based on the NAV of that Partnership Interest reported by its investment manager (the “Portfolio Fund Manager”). If the Adviser determines that the most recent NAV reported by the Portfolio Fund Manager does not represent its fair value or if the Portfolio Fund Manager fails to report a NAV to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Policy. This includes adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Adviser values a Partnership Interest, including capital activity and events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date, to the extent that the Adviser is aware of such information. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, such as certain investments in Co-Investments, the Valuation Designee will review and value such investments using one or more of the following types of analyses:

•	Market comparable statistics and public trading multiples discounted for illiquidity and/or other factors for investments with similar characteristics.

•	Discounted cash flow analysis, including a terminal value or exit multiple.

•	The entry valuation if the transaction was deemed a fair market transaction.

North Haven Private Assets Fund

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

June 30, 2026 (unaudited)

2.	Fair Valuation Measurements

•	Valuations implied by third-party investments in similar assets or issuers.

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

The three-tier hierarchy of inputs is summarized below:

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•	Level 3 — Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a “practical expedient,” in accordance with ASC 820-10 and are excluded from the leveling classification noted above.

Investments in Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. Accordingly, the Fund may not be able to resell or realize some of its investments for extended periods, which may be several years. The types of Portfolio Funds that the Fund may make investments in include Primary Partnership Interests and Secondary Partnership Interests.

The fair value relating to certain underlying investments of these Portfolio Funds, for which there is no public market, has been estimated by the respective Portfolio Fund Manager and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a public market for the investments existed. These differences could be material.

Portfolio Funds measure their investment assets at fair value, and typically report a NAV on a calendar quarterly basis. In accordance with ASC 820-10, the Fund has elected to apply the practical expedient methodology and to value its investments in Portfolio Funds at their respective NAVs typically at each quarter.

The amounts shown in the accompanying financial statements include adjustments in accordance with accounting principles generally accepted in the United States of America and known through the date of issuance of these financial statements. As such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments in Portfolio Funds which are classified in the fair value hierarchy as of June 30, 2026:

				Investments
Investments in Securities at Value	Level 1	Level 2	Level 3	Valued at NAV	Total
Secondary Investments	$—	$—	$—	$360,225,350	$360,225,350
Co-Investments	—	—	—	93,966,492	93,966,492
Primary Investments	—	—	—	3,174,970	3,174,970
Short-Term Investments	64,832,337	—	—	—	64,832,337
Total	$64,832,337	$—	$—	$457,366,812	$522,199,149